Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Apr. 30, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 23,786,105
Other income	41,474
Dividends	3,004,138
Total	26,831,717
Interest income on notes receivable from participants	166,657
Contributions:
Participants	11,453,404
Employer	3,523,022
Rollover	430,699
Total	15,407,125
Total additions	42,405,499
DEDUCTIONS:
Benefits paid to participants	15,012,538
Administrative expenses	261,131
Total deductions	15,273,669
Increase in net assets	27,131,830
Beginning of year	235,326,578
End of year	$ 262,458,408